Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.6%)
Communication Services (5.8%)
*	Alphabet Inc. Class A	287,000	29,770
*	Baidu Inc. ADR	125,600	18,956
*	Alphabet Inc. Class C	167,400	17,410
*	Walt Disney Co.	92,300	9,242
	Activision Blizzard Inc.	91,300	7,814
*	Meta Platforms Inc. Class A	12,500	2,649
*	Charter Communications Inc. Class A	5,400	1,931
			87,772
Consumer Discretionary (10.7%)
*	Tesla Inc.	147,400	30,580
	Sony Group Corp. ADR	322,400	29,225
*	Alibaba Group Holding Ltd. ADR	233,100	23,818
	Ross Stores Inc.	182,800	19,401
	TJX Cos. Inc.	192,500	15,084
*	Mattel Inc.	615,200	11,326
	Whirlpool Corp.	70,900	9,360
*	Amazon.com Inc.	82,800	8,552
	Bath & Body Works Inc.	91,100	3,332
*	Royal Caribbean Cruises Ltd.	42,600	2,782
*	Flutter Entertainment plc (XDUB)	11,100	2,003
*	Carnival Corp.	158,300	1,607
	eBay Inc.	35,400	1,571
	Hilton Worldwide Holdings Inc.	10,000	1,409
	Marriott International Inc. Class A	8,400	1,395
			161,445
Consumer Staples (0.3%)
*	Dollar Tree Inc.	14,800	2,124
	Sysco Corp.	22,900	1,769
			3,893
Energy (2.2%)
	Hess Corp.	124,400	16,463
	Pioneer Natural Resources Co.	53,800	10,988
	EOG Resources Inc.	32,700	3,748
*	Transocean Ltd. (XNYS)	278,100	1,769
			32,968
Financials (6.2%)
	Wells Fargo & Co.	684,100	25,572
	Marsh & McLennan Cos. Inc.	73,900	12,308
	JPMorgan Chase & Co.	90,000	11,728
	Visa Inc. Class A	51,800	11,679
	Raymond James Financial Inc.	96,350	8,987

		Shares	Market Value ($000)
	Bank of America Corp.	212,200	6,069
	Progressive Corp.	21,100	3,019
	Fidelity National Information Services Inc.	49,000	2,662
	Charles Schwab Corp.	44,200	2,315
	Northern Trust Corp.	22,300	1,965
*	PayPal Holdings Inc.	24,000	1,822
	Mastercard Inc. Class A	4,700	1,708
	CME Group Inc.	8,500	1,628
	Citigroup Inc.	31,700	1,486
	US Bancorp	27,800	1,002
			93,950
Health Care (29.9%)
	Eli Lilly & Co.	350,571	120,393
*	Biogen Inc.	208,300	57,914
	Amgen Inc.	215,371	52,066
	AstraZeneca plc ADR	601,900	41,778
*	Boston Scientific Corp.	640,902	32,064
	Thermo Fisher Scientific Inc.	54,500	31,412
	Novartis AG ADR	247,350	22,756
	Bristol-Myers Squibb Co.	279,900	19,400
*	BioMarin Pharmaceutical Inc.	146,500	14,246
	Roche Holding AG	40,007	11,432
*,1	BeiGene Ltd. ADR	34,000	7,328
	Abbott Laboratories	63,900	6,470
	Zimmer Biomet Holdings Inc.	45,500	5,878
	GSK plc ADR	155,900	5,547
*	Seagen Inc.	26,200	5,305
	CVS Health Corp.	62,400	4,637
*	Elanco Animal Health Inc. (XNYS)	340,416	3,200
	Agilent Technologies Inc.	20,000	2,767
	Medtronic plc	31,300	2,523
	Stryker Corp.	8,400	2,398
*	IQVIA Holdings Inc.	10,200	2,029
			451,543
Industrials (13.6%)
	FedEx Corp.	211,300	48,280
	Siemens AG (Registered)	190,334	30,835
	Southwest Airlines Co.	646,650	21,042
	Airbus SE	111,954	14,953
*	United Airlines Holdings Inc.	309,900	13,713
	Caterpillar Inc.	53,400	12,220
*	Delta Air Lines Inc.	254,800	8,898
	United Parcel Service Inc. Class B (XNYS)	45,650	8,856
	Union Pacific Corp.	41,900	8,433
*	American Airlines Group Inc.	535,000	7,891
	TransDigm Group Inc.	7,450	5,491
	Textron Inc.	77,100	5,446
*	Alaska Air Group Inc.	108,100	4,536
	Carrier Global Corp.	73,800	3,376
	General Dynamics Corp.	10,700	2,442
	Deere & Co.	5,800	2,395
	CSX Corp.	77,700	2,326
	JB Hunt Transport Services Inc.	12,100	2,123
	Otis Worldwide Corp.	21,250	1,793
			205,049
Information Technology (25.6%)
	Texas Instruments Inc.	271,800	50,557

		Shares	Market Value ($000)
	Microsoft Corp.	161,800	46,647
*	Adobe Inc.	107,000	41,235
	KLA Corp.	94,300	37,642
	Micron Technology Inc.	572,700	34,557
	Intel Corp.	936,600	30,599
	Oracle Corp.	219,200	20,368
	Intuit Inc.	32,300	14,400
	NVIDIA Corp.	48,400	13,444
	NetApp Inc.	207,800	13,268
	Analog Devices Inc.	65,600	12,938
	QUALCOMM Inc.	88,000	11,227
	HP Inc.	362,350	10,635
*	Splunk Inc.	88,300	8,466
	Hewlett Packard Enterprise Co.	466,950	7,438
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	6,351
	Apple Inc.	37,800	6,233
	Cisco Systems Inc.	117,600	6,148
	Entegris Inc.	51,300	4,207
	Applied Materials Inc.	31,800	3,906
	Corning Inc.	96,250	3,396
*	Autodesk Inc.	5,900	1,228
*	BlackBerry Ltd.	148,000	675
			385,565
Materials (1.3%)
	Albemarle Corp.	26,100	5,769
	Glencore plc	702,066	4,040
	DuPont de Nemours Inc.	38,566	2,768
	Freeport-McMoRan Inc.	65,500	2,680
	Linde plc	6,300	2,239
	Corteva Inc.	30,700	1,852
	Dow Inc.	18,066	990
			20,338
Total Common Stocks (Cost $934,277)			1,442,523
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $58,360)	583,633	58,358
Total Investments (99.5%) (Cost $992,637)			1,500,881
Other Assets and Liabilities—Net (0.5%)			8,191
Net Assets (100%)			1,509,072
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $172,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $178,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,379,260	63,263	—	1,442,523
Temporary Cash Investments	58,358	—	—	58,358
Total	1,437,618	63,263	—	1,500,881